Average Annual Total Returns - The Hartford Emerging Markets Local Debt Fund	Class A Return Before Taxes Since Inception	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A After Taxes on Distributions Since Inception	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares Since Inception	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return Before Taxes Since Inception	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class R3 Return Before Taxes Since Inception	Class R3 Return Before Taxes 1 Year	Class R3 Return Before Taxes 5 Years	Class R4 Return Before Taxes Since Inception	Class R4 Return Before Taxes 1 Year	Class R4 Return Before Taxes 5 Years	Class R5 Return Before Taxes Since Inception	Class R5 Return Before Taxes 1 Year	Class R5 Return Before Taxes 5 Years	Class Y Return Before Taxes Since Inception	Class Y Return Before Taxes 1 Year	Class Y Return Before Taxes 5 Years	Class F Return Before Taxes Since Inception		Class F Return Before Taxes 1 Year		Class F Return Before Taxes 5 Years		JP Morgan GBI Emerging Markets Global Diversified Index (reflects no deduction for fees, expenses or taxes) Since Inception	JP Morgan GBI Emerging Markets Global Diversified Index (reflects no deduction for fees, expenses or taxes) 1 Year	JP Morgan GBI Emerging Markets Global Diversified Index (reflects no deduction for fees, expenses or taxes) 5 Years
Total	0.68%	(1.84%)	5.51%	(1.28%)	(2.08%)	2.52%	(0.35%)	(1.09%)	2.87%	0.40%	0.94%	5.70%	1.43%	3.11%	6.81%	0.94%	2.98%	6.45%	1.15%	2.79%	6.52%	1.41%	3.07%	6.81%	1.45%	2.99%	6.84%	1.46%	[1]	3.20%	[1]	6.88%	[1]	0.90%	2.69%	6.72%

[1]	Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it may have been higher or lower.